Cost of Sales	12 Months Ended
Dec. 31, 2023
Cost of Sales [Abstract]
Cost of sales

Note 5. Cost of sales

	Consolidated			Consolidated
	2023	2022	2021	2023
	AUD$	AUD$	AUD$	$

Salaries and benefits	209,822	222,693	176,787	143,518
Cost of materials	1,051,315	577,902	991,959	719,100
Occupancy and office expenses	18,270	22,431	14,193	12,497
Other	26,452	21,507	43,832	18,093
Depreciation	51,755	38,950	16,812	35,400

	1,357,614	883,483	1,243,583	928,608